Financial Commitments and Contingent Liabilities - Disclosure of Future Minimum Operating Lease Payments (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments	£ 6,619	£ 6,597
2019 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments		600
2020 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments	755	550
2021 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments	641	513
2022 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments	599	486
2023 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments	555	463
2024 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments	512	449
Thereafter [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments	£ 3,557	£ 3,536